Borrowings	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Borrowings
37	Borrowings

(a)	As at December 31, 2017 and 2016, borrowings are analyzed as follows:

	2017	2016
	RMB million	RMB million
Non-current

Long-term borrowings
– secured (Notes (i)&(ii)&(iii))	596	755
– unsecured	5,427	314

	6,023	1,069

Corporate bond
– unsecured (Note (iv))	10,000	13,000

Medium-term notes
– unsecured (Note (v))	4,696	4,689

	20,719	18,758
Current

Current portion of long-term borrowings
– secured (Notes (i)&(ii)&(iii))	208	220
– unsecured	3,734	345
Short-term borrowings
– unsecured	20,626	4,195
Ultra short-term financing bills
– unsecured	—	21,986

	24,568	26,746
Current portion of corporate bond
– unsecured (Note (iv))	3,000	—

	27,568	26,746

Total borrowings	48,287	45,504

The borrowings are repayable:

Within one year	27,568	26,746
In the second year	9,126	440
In the third to fifth year	11,566	18,260
After the fifth year	27	58

Total borrowings	48,287	45,504

Notes:

(i)	As at December 31, 2017, bank borrowings of the Group totaling RMB440 million (December 31, 2016: RMB660 million) were secured by mortgages over certain of the Group’s aircraft with aggregate carrying amounts of RMB1,331 million (December 31, 2016: RMB1,443 million).
(ii)	As at December 31, 2017, bank borrowings of the Group amounting to RMB265 million (December 31, 2016: RMB315 million) were secured by certain land use rights of RMB90 million (December 31, 2016: RMB79 million) and investment properties of RMB20 million (December 31, 2016: RMB34 million).
(iii)	As at December 31, 2017, bank borrowings of the Group totaling RMB99 million (December 31, 2016: Nil) were secured by certain of the other flight equipment with aggregate carrying amounts of RMB206 million (December 31, 2016: Nil).
(iv)	The Group issued corporate bonds with aggregate nominal value of RMB3,000 million on November 20, 2015 at a bond rate of 3.63%. The corporate bonds mature in five years. The Company will be entitled at its option to adjust its bond rate and the investors will be entitled to request the Company to redeem all or a portion of the bonds after three years of the issue date.

The Group issued corporate bonds with aggregate nominal value of RMB5,000 million on March 3, 2016 at a bond rate of 2.97%. The corporate bonds mature in three years.

The Group issued corporate bonds with aggregate nominal value of RMB5,000 million on May 25, 2016 at a bond rate of 3.12%. The corporate bonds mature in five years. The Company will be entitled at its option to adjust its bond rate and the investors will be entitled to request the Company to redeem all or a portion of the bonds after three years of the issue date.

(v)	Xiamen Airlines issued medium-term notes with aggregate nominal value of RMB1,300 million on August 15, 2016 at an interest rate of 2.97%. The medium-term notes mature in three years.

Xiamen Airlines issued medium-term notes with aggregate nominal value of RMB1,600 million on October 20, 2016 at an interest rate of 3.11%. The medium-term notes mature in five years.

Xiamen Airlines issued medium-term notes with aggregate nominal value of RMB1,800 million on November 21, 2016 at an interest rate of 3.38%. The medium-term notes mature in three years.

(b)	As at December 31, 2017, the Group’s weighted average interest rates on short-term borrowings were 3.76% per annum (December 31, 2016: 3.92% per annum).

(c)	Details of borrowings with original maturity over one year are as follows:

	2017	2016
	RMB million	RMB million
Renminbi denominated loans
Fixed interest rate at 1.20% per annum as at December 31, 2017, with maturities through 2027	20	20
Corporate Bond - Fixed bond rate at 2.97%~3.63%	13,000	13,000
Medium-term notes- Fixed interest rate at 2.97%~3.38%	4,696	4,689
Floating interest rates 90%, 95%,100% of benchmark interest rate (stipulated by PBOC) as at December 31, 2017, with maturities through 2023	9,781	1,406

USD denominated loans
Floating interest rates at three-month LIBOR + 3.30% per annum as at December 31, 2017, with maturities through 2019	98	—
Floating interest rates at three-month LIBOR + 2.1% per annum as at December 31, 2017, with maturities through 2018	66	208

	27,661	19,323
Less: loans due within one year classified as current liabilities	(6,942)	(565)

	20,719	18,758

(d)	The carrying amounts of the borrowings are denominated in the following currencies:

	2017	2016
	RMB million	RMB million
Renminbi	40,086	45,296
USD	8,201	208

	48,287	45,504

The Group has certain borrowings as well as significant obligations under finance leases (Note 37) which are denominated in USD as at December 31, 2017. The net exchange gain of RMB1,801 million for the year ended December 31, 2017 (2016: net exchange loss of RMB3,276 million; 2015: net exchange loss of RMB5,953 million) was mainly attributable to the translation of balances of borrowings and obligations under finance lease which are denominated in USD

(e)	The balance of short-term borrowings as at December 31, 2017 included entrusted loans from CSAH via SA Finance to the Group amounted to RMB105 million (December 31, 2016: RMB105 million) (Note 50(d)(ii)).

(f)	As at December 31, 2017, the fair value of borrowings approximate their carrying amount. The fair value is within level 2 of the fair value hierarchy.

(g)	Certain of the Group’s banking facilities are subject to the fulfilment of covenants relating to certain of the Group’s balance sheet ratios, as are commonly found in lending arrangements with financial institutions. If the Group were to breach the covenants, the drawn down facilities would become payable on demand. The Group regularly monitors its compliance with these covenants. Further details of the Group’s management of liquidity risk are set out in Note 4(a). As at December 31, 2017 and 2016 none of the covenants relating to drawn down facilities had been breached.